UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Daniel J. Teed
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Daniel J. Teed, Erie, PA,  November 2, 2012


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	109

Form 13F Information Table Value Total:	$70,375
List of Other Included Managers:    NONE





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Wedgewood Investors, Inc.
Form 13F
September 30, 2012


				Title of		Value	Share/	Sh/	Put/	Invstmt	Other	Voting Authority
Name of Issuer		Symbol	Class	CUSIP		($1,000)PrnAmt	Prn	Call	Dscretn	Mgrs	Sole	Shared	None


3M Company		MMM	COM	88579Y101	694	7,506	Sh		Sole		6,406		1100
Alliancebernstein Glo	ANAGX	MF	01853W105	87	10,059	Sh		Sole		10,059
Altisource Port Solu	ASPS	COM	L0175J104	276	3,200	Sh		Sole		3,200
Altria Group Inc	MO	COM	02209S103	1,223	36,634	Sh		Sole		32,934		3700
AT&T Corp.		T	COM	00206r102	401	10,647	Sh		Sole		8,447		2200
Becton Dickinson	BDX	COM	075887109	430	5,475	Sh		Sole		5,475
Berkshire Hathaway Inc	BRKB	COM	084670702	421	4,774	Sh		Sole		4,274		500
Boeing Co		BA	COM	097023105	261	3,750	Sh		Sole		3,210		6960
BP-Amoco		BP	COM	055622104	695	16,414	Sh		Sole		12,714		3700
Buffalo Discovery Fund	BUFTX	MF	119530103	1,792	104,615	Sh		Sole		104,285		330
Bulova Tech Group Inc	BLVT	COM	120458104	1	1,010,000Sh		Sole		1,010,000
Calvert Shrt Dur Inc Fd	CSDAX	MF	13161t104	247	15,055	Sh		Sole		15,055
CGM Realty Fund		CGMRX	MF	125325407	297	10,162	Sh		Sole		10,162
Chevron Corporation	CVX	COM	166764100	561	4,812	Sh		Sole		4,508		304
Church & Dwight Co Inc	CHD	COM	171340102	416	7,700	Sh		Sole		7,700
Columbia High Yield	COL1Z	MF	19765L587	76	17,803	Sh		Sole		17,803
ConocoPhillips		COP	COM	20825c104	388	6,790	Sh		Sole		6,400		390
Consolidated Edison	ED	COM	209115104	214	3,575	Sh		Sole		3,375		200
Corning Inc		GLW	COM	219350105	158	12,000	Sh		Sole		12,000
Dodge & Cox Stk Fd	DODGX	MF	256219106	1,311	11,021	Sh		Sole		11,021
Dollar General		DG	COM	256677105	232	4,500	Sh		Sole		4,100		400
Eaton Corp		ETN	COM	278058102	238	5,025	Sh		Sole		4,925		100
Eaton Vance High Income	ETHIX	MF	277923405	62	13,839	Sh		Sole		13,839
Erie Indemnity Co	ERIE	COM	29530P102	3,586	55,795	Sh		Sole		55,795
Exxon Mobil Corp	XOM	COM	30231G102	1,556	17,014	Sh		Sole		10,564		6450
Fedex Corp		FDX	COM	31428X106	590	6,970	Sh		Sole		6,170		800
Fidelity Adv Emrg Mkts	FMKIX	MF	315920702	265	17,894	Sh		Sole		17,107		787
Fidelity Blue Chip  Gr	FBGKX	MF	316389535	242	4,799	Sh		Sole		0		4799
Fidelity Spartan 500 	FXSIX	MF	315911768	230	4,490	Sh		Sole		0		4490
First Niagara Financial FNFG	COM	33582v108	350	43,400	Sh		Sole		43,400
FMI LC Fund		FMIHX	MF	302933205	2,781	160,029	Sh		Sole		158,679		1350
Freeport Mcmoran Copper	FCX	COM	35671D857	505	12,770	Sh		Sole		12,270		500
Frontier Communications	FTR	COM	35906a108	205	41,671	Sh		Sole		41,335		336
General Electric Co	GE	COM	369604103	275	12,115	Sh		Sole		8,415		3700
General Mills		GIS	COM	370334104	715	17,930	Sh		Sole		17,530		400
Genesee & Wyoming Inc	GWR	COM	371559105	308	4,600	Sh		Sole		4,300		300
GoldCorp Inc		GG	COM	380956409	229	5,000	Sh		Sole		4,500		500
Google Inc Class A	GOOG	COM	38259P508	498	660	Sh		Sole		635		25
H J Heinz Co		HNZ	COM	423074103	404	7,218	Sh		Sole		6,218		1000
Heartland Value Plus Fd	HRVIX	MF	422352500	408	13,406	Sh		Sole		12,727		679
Home Depot Inc		HD	COM	437076102	408	5,098	Sh		Sole		4,998		100
Hussman Strategic TTL	HSTRX	MF	448108209	307	24,579	Sh		Sole		24,579
IBM			IBM	COM	459200101	293	1,411	Sh		Sole		1,411
Intel Corp		INTC	COM	458140100	273	12,065	Sh		Sole		11,765		300
iShares Barclays 1-3 Yr	SHY	COM	464287457	611	7,227	Sh		Sole		7,227
iShares Barclays Agg Bd	AGG	COM	464287226	294	2,615	Sh		Sole		2,615
iShares IBoxx Inv Gr 	LQD	COM	464287242	406	3,333	Sh		Sole		3,333
iShares Russell 2000 	IWM	COM	464287655	272	3,264	Sh		Sole		3,164		100
iShares Russell 2000 G	IWO	COM	464287648	374	3,910	Sh		Sole		3,710		200
iShares Russell 2000 V	IWN	COM	464287630	332	4,494	Sh		Sole		4,292		202
iShares Russell MC Gro	IWP	COM	464287481	618	9,943	Sh		Sole		9,143		800
iShares Russell MC Val	IWS	COM	464287473	816	16,742	Sh		Sole		16,742
iShares S&P 500 ETF	IVV	COM	464287200	1,688	11,692	Sh		Sole		10,242		1450
Janus Flexible Bd Fd	JAFIX	MF	471023606	252	22,889	Sh		Sole		21,482		1407
JC Data Solutions Inc.	JCDS	COM	47214a100	11	15,000	Sh		Sole		15,000
Johnson & Johnson	JNJ	COM	478160104	1,480	21,472	Sh		Sole		18,022		3450
L-3 Communications	LLL	COM	502424104	502	7,000	Sh		Sole		6,400		600
Laudus Growth Investors	LGILX	MF	51855Q549	1,408	94,987	Sh		Sole		94,987
Lord Abbett Shrt Dur	LALDX	MF	543916100	143	30,876	Sh		Sole		30,876
Lord Abbett Shrt Dur	LLDYX	MF	543916688	1,933	416,661	Sh		Sole		416,661
Lorillard Inc.		LO	COM	544147101	454	3,900	Sh		Sole		3,200		700
Mastercard Inc		MA	COM	57636Q104	270	600	Sh		Sole		600
McDonald's Corp.	MCD	COM	580135101	717	7,819	Sh		Sole		7,130		689
Meridian Growth Fund	MERDX	MF	589619105	323	7,023	Sh		Sole		7,023
Natixis Loomis Inv Gr-Y	LSIIX	MF	543487136	427	33,414	Sh		Sole		33,414
Nestle S.A. ADR		NSRGY	COM	641069406	649	10,280	Sh		Sole		8,880		1400
Neuberger Berman Gene	NBGIX	MF	641233200	210	4,203	Sh		Sole		0		4203
Norfolk Southern Corp.	NSC	COM	655844108	318	5,000	Sh		Sole		4,700		300
Oneok Inc.		OKE	COM	682680103	539	11,150	Sh		Sole		9,750		1400
Parker-Hannifin Corp	PH	COM	701094104	258	3,085	Sh		Sole		3,085
Pepsico Inc		PEP	COM	713448108	615	8,690	Sh		Sole		7,490		1200
Perkins MC Value Fd	JMCVX	MF	471023598	2,728	123,897	Sh		Sole		122,481		1416
Pfizer Inc		PFE	COM	717081103	385	15,483	Sh		Sole		13,783		1700
Philip Morris Int'l	PM	COM	718172109	2,099	23,334	Sh		Sole		21,234		2100
PHILLIPS 66 COM		PSX	COM	718546104	228	4,909	Sh		Sole		4,664		245
Pimco Commodity Rr St	PCRDX	MF	722005550	112	15,950	Sh		Sole		15,950
Pimco Total Return In	PTTRX	MF	693390700	2,975	256,929	Sh		Sole		256,929
PPG			PPG	COM	693506107	262	2,285	Sh		Sole		2,285
Procter & Gamble Co	PG	COM	742718109	1,021	14,715	Sh		Sole		14,015		700
Rainier Small/Mid Gro	RIMSX	MF	750869208	259	7,217	Sh		Sole		7,217
Raytheon Co		RTN	COM	755111507	359	6,275	Sh		Sole		6,075		200
Republic Services Inc.	RSG	COM	760759100	430	15,631	Sh		Sole		14,231		1400
Royce Premier SC Fd	RYPRX	MF	780905600	216	10,993	Sh		Sole		10,993
Royce Value Fund	RYVFX	MF	780905733	1,277	109,888	Sh		Sole		108,229		1659
Schlumberger Ltd.	SLB	COM	806857108	282	"3,900"	Sh		Sole		"3,600"		300
Scout Int'l Fd		UMBWX	MF	81063U503	2,857	90,857	Sh		Sole		89,919		938
Scout SC Fd		UMBHX	MF	81063U305	779	46,886	Sh		Sole		45,595		1291
Sequoia Fund		SEQUX	MF	817418106	3,905	23,944	Sh		Sole		23,636		308
Sit DV Gwth Fd		SDVSX	MF	82980D806	419	28,275	Sh		Sole		27,097		1178
Southern Co		SO	COM	842587107	247	5,350	Sh		Sole		3,750		1600
Stanley Black & Decker	SWK	COM	854616109	244	3,200	Sh		Sole		3,200
Stericycle		SRCL	COM	858912108	397	4,390	Sh		Sole		3,590		800
T Rowe MC Growth	RPMGX	MF	779556109	264	4,463	Sh		Sole		4,463
T Rowe Price Hi-Yld Bd	PRHYX	MF	741481105	74	10,766	Sh		Sole		10,766
Thompson Plumb Bond Fd	THOPX	MF	884891201	618	52,299	Sh		Sole		52,299
Thornburg LTD TERM Inc	THIIX	MF	885215681	267	19,464	Sh		Sole		19,464
Union Pacific Corp.	UNP	COM	907818108	801	6,750	Sh		Sole		1,250		5500
Vanguard Hi-Yld Corp	VWEHX	MF	922031208	62	10,225	Sh		Sole		9,925		300
Vanguard Index 500	VFINX	MF	922908108	1,933	14,551	Sh		Sole		14,551
Vanguard Intm Term Corp VFICX	MF	922031885	349	33,387	Sh		Sole		33,387
Vanguard Natural Resour	VNR	COM	92205f106	232	8,000	Sh		Sole		7,200		800
Vanguard TTL Bond Index	VBMFX	MF	921937108	582	51,979	Sh		Sole		51,979
Vanguard TTL Stock Mkt	VTI	COM	922908769	410	5,561	Sh		Sole		4,407		1154
Verizon Communications	VZ	COM	92343V104	550	12,058	Sh		Sole		11,858		200
VF Corp			VFC	COM	918204108	375	2,350	Sh		Sole		1,950		400
VM Ware Inc Cl A	VMW	COM	928563402	224	2,320	Sh		Sole		2,220		100
Wabtec Corp		WAB	COM	929740108	727	9,050	Sh		Sole		8,450		600
Wal-Mart Stores Inc.	WMT	COM	931142103	302	4,087	Sh		Sole		4,087
Waste Management Inc.	WM	COM	94106L109	295	9,200	Sh		Sole		9,200

Report Summary	109 Data Records			70,375			0 Other Managers on whose behalf report is run
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